Net Loss Per Share	12 Months Ended
Dec. 31, 2013
NET LOSS PER SHARE [Abstract]
Net Loss Per Share Disclosure

16. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (1 ADS = 100 Shares):

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013

Numerator:
Net loss attributable to Ku6 Media Co., Ltd.	(49,343,907)	(9,491,138)	(34,427,734)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	4,265,277,638	4,901,279,176	4,728,185,434
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	4,265,277,638	4,901,279,176	4,728,185,434

Weighted-average ADS used in per basic ADS calculations	42,652,776	49,012,792	47,281,854
Dilutive effect of potentialADS	—	—	—
Weighted-average ADS used in per diluted ADS calculations	42,652,776	49,012,792	47,281,854

Loss per share — basic and diluted
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.01)	(0.00)	(0.01)

Loss per ADS — basic and diluted
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.16)	(0.19)	(0.73)

Incremental ordinary shares with dilutive effect are calculated using the treasury stock method for stock options. Under the treasury stock method, the proceeds from the assumed conversion of options are used to repurchase outstanding ordinary shares using the average fair value for the period.  For incremental ordinary shares associated with convertible debt, dilution is calculated (if necessary) using the if-converted method, which assumes conversion at the beginning of the annual period (or date of issuance of the related debt, if later).

For all periods presented, all potentially dilutive securities associated with the Company’s convertible bond (Note 1) and all stock options (Note 14) have not been reflected in the dilutive calculations due to the presence of a net loss in each period as the inclusion of such potential common shares would be anti-dilutive.